Net Income Per Common Share	12 Months Ended
Jan. 31, 2014
Earnings Per Share [Abstract]
Net Income Per Common Share
Note 2. Net Income Per Common Share
Basic income per common share from continuing operations attributable to Walmart is based on the weighted-average common shares outstanding during the relevant period. Diluted income per common share from continuing operations attributable to Walmart is based on the weighted-average common shares outstanding during the relevant period adjusted for the dilutive effect of outstanding stock options and other share-based awards. The Company did not have significant stock options or other share-based awards outstanding that were antidilutive and not included in the calculation of diluted income per common share from continuing operations attributable to Walmart for fiscal 2014, 2013 and 2012.
The following table provides a reconciliation of the numerators and denominators used to determine basic and diluted income per common share from continuing operations attributable to Walmart:

	Fiscal Years Ended January 31,
(Amounts in millions, except per share data)	2014	2013	2012
Numerator
Income from continuing operations	$16,551	$17,704	$16,408
Less income from continuing operations attributable to noncontrolling interest	(633)	(741)	(674)
Income from continuing operations attributable to Walmart	$15,918	$16,963	$15,734

Denominator
Weighted-average common shares outstanding, basic	3,269	3,374	3,460
Dilutive impact of stock options and other share-based awards	14	15	14
Weighted-average common shares outstanding, diluted	3,283	3,389	3,474

Income per common share from continuing operations attributable to Walmart
Basic	$4.87	$5.03	$4.55
Diluted	4.85	5.01	4.53